Fair Value Measurements (Tables)	6 Months Ended
Jul. 31, 2024
Fair Value Measurements
Schedule of financial instruments measured at fair value on recurring basis

The following table shows the Company’s financial instruments measured at fair value on a recurring basis as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	20,991	—	20,991

Liabilities:
Contingent consideration	—	—	1,466	1,466

The following table shows the Company’s financial instruments measured at fair value on a recurring basis as of January 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	16,206	—	16,206

Liabilities:
Contingent consideration	—	—	35,146	35,146

Schedule of changes in fair value measurements

Level 3
Balance at January 31, 2024	35,146
Cash payments	(34,210)
Charges through profit or loss	541
Effect of movements in foreign exchange and other	(11)
Balance at July 31, 2024	1,466